Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of $100
				Average	Investment
	SCT		Average	Comp.	Based on:		Net
	Total	Comp.	SCT Total	Actually		S&P 500	Income
	Comp.	Actually	Comp. for	Paid to		Multi-	(GAAP)	Adjusted
	for	Paid to	Other	Other	Company	Utilities	(Millions)	Operating
Year	CEO ($)	CEO ($)(1)	NEOs ($)	NEOs ($)(1)	TSR ($)	TSR ($)	($)	EPS ($)
2022	10,458,218	13,114,345	2,758,157	3,470,373	117.42	108.12	1,083	6.10
2021	11,128,277	18,169,622	3,463,650	4,816,926	116.00	107.50	907	5.99
2020	10,605,622	12,523,751	4,387,339	4,768,267	97.10	94.10	1,368	5.61

(1)	The tables below show the amounts deducted and added to the total compensation listed in the summary compensation table to arrive at the compensation actually paid to the CEO and the other NEOs.

	Chief Executive Officer
	2022	2021*	2020
Deduction for change in actuarial present value of accumulated benefit under defined benefit and actuarial pension plans	(37,810)	(1,073,599)	(892,005)
Addition for aggregate of FY service cost under defined benefit and actuarial service plans	381,539	331,385	269,273
Deduction of amounts reported under "Stock Awards" in Summary Compensation Table	(7,013,377)	(6,524,979)	(5,614,868)
Addition of fair value at FY end of all awards granted during FY that are outstanding and unvested at FY end**	7,609,697	11,738,385	6,341,699
Addition of change in fair value at FY end (from the end of the prior FY) of any awards granted in a prior FY that are outstanding and unvested at FY end**	1,424,801	2,421,441	1,601,297
Addition of change in fair value at vesting date of awards granted in any prior FY for which vesting conditions were satisfied during covered FY**	101,128	(10,682)	84,625
Addition of dollar value of any dividends or other earnings paid on stock awards in the covered FY prior to vesting date	190,149	159,392	128,108

	Other NEOs (average)
	2022	2021*	2020
Deduction for change in actuarial present value of accumulated benefit under defined benefit and actuarial pension plans	(81,237)	(686,317)	(1,410,659)
Addition for aggregate of FY service cost under defined benefit and actuarial service plans	177,644	242,483	339,090
Deduction of amounts reported under "Stock Awards" in Summary Compensation Table	(1,451,777)	(1,373,076)	(1,506,869)
Addition of fair value at FY end of all awards granted during FY that are outstanding and unvested at FY end**	1,632,365	2,495,901	1,606,841
Addition of change in fair value at FY end (from the end of the prior FY) of any awards granted in a prior FY that are outstanding and unvested at FY end**	386,428	640,575	1,158,989
Addition of change in fair value at vesting date of awards granted in any prior FY for which vesting conditions were satisfied during covered FY**	17,126	(3,773)	113,301
Addition of dollar value of any dividends or other earnings paid on stock awards in the covered FY prior to vesting date	31,666	37,484	80,235

Company Selected Measure Name	Adjusted Operating EPS
Named Executive Officers, Footnote [Text Block]

For each covered fiscal year, these are the names of the CEO and each non-CEO NEO whose compensation is included in the Pay versus Performance table below:

Year	CEO	Non-CEO NEOs
2022	Gerardo Norcia	David Ruud, JoAnn Chavez, Trevor F. Lauer, Mark W. Stiers
2021	Gerardo Norcia	David Ruud, Trevor F. Lauer, David E. Meador, Mark W. Stiers
2020	Gerardo Norcia	David Ruud, Peter B. Oleksiak, Gerard M. Anderson, Trevor F. Lauer, David E. Meador

PEO Total Compensation Amount	$ 10,458,218	$ 11,128,277	$ 10,605,622
PEO Actually Paid Compensation Amount	$ 13,114,345	18,169,622	12,523,751
Adjustment To PEO Compensation, Footnote [Text Block]

(1)	The tables below show the amounts deducted and added to the total compensation listed in the summary compensation table to arrive at the compensation actually paid to the CEO and the other NEOs.

	Chief Executive Officer
	2022	2021*	2020
Deduction for change in actuarial present value of accumulated benefit under defined benefit and actuarial pension plans	(37,810)	(1,073,599)	(892,005)
Addition for aggregate of FY service cost under defined benefit and actuarial service plans	381,539	331,385	269,273
Deduction of amounts reported under "Stock Awards" in Summary Compensation Table	(7,013,377)	(6,524,979)	(5,614,868)
Addition of fair value at FY end of all awards granted during FY that are outstanding and unvested at FY end**	7,609,697	11,738,385	6,341,699
Addition of change in fair value at FY end (from the end of the prior FY) of any awards granted in a prior FY that are outstanding and unvested at FY end**	1,424,801	2,421,441	1,601,297
Addition of change in fair value at vesting date of awards granted in any prior FY for which vesting conditions were satisfied during covered FY**	101,128	(10,682)	84,625
Addition of dollar value of any dividends or other earnings paid on stock awards in the covered FY prior to vesting date	190,149	159,392	128,108

Non-PEO NEO Average Total Compensation Amount	$ 2,758,157	3,463,650	4,387,339
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,470,373	4,816,926	4,768,267
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)	The tables below show the amounts deducted and added to the total compensation listed in the summary compensation table to arrive at the compensation actually paid to the CEO and the other NEOs.

	Other NEOs (average)
	2022	2021*	2020
Deduction for change in actuarial present value of accumulated benefit under defined benefit and actuarial pension plans	(81,237)	(686,317)	(1,410,659)
Addition for aggregate of FY service cost under defined benefit and actuarial service plans	177,644	242,483	339,090
Deduction of amounts reported under "Stock Awards" in Summary Compensation Table	(1,451,777)	(1,373,076)	(1,506,869)
Addition of fair value at FY end of all awards granted during FY that are outstanding and unvested at FY end**	1,632,365	2,495,901	1,606,841
Addition of change in fair value at FY end (from the end of the prior FY) of any awards granted in a prior FY that are outstanding and unvested at FY end**	386,428	640,575	1,158,989
Addition of change in fair value at vesting date of awards granted in any prior FY for which vesting conditions were satisfied during covered FY**	17,126	(3,773)	113,301
Addition of dollar value of any dividends or other earnings paid on stock awards in the covered FY prior to vesting date	31,666	37,484	80,235

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	-
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Listed below are the most important financial performance measures we used in 2022 to link executive compensation to company performance:

■ Adjusted Operating Earnings Per Share
■ Relative Total Shareholder Return vs Peer Group (percentile)
■ Cash from Operations

Total Shareholder Return Amount	$ 117.42	116.00	97.10
Peer Group Total Shareholder Return Amount	108.12	107.50	94.10
Net Income (Loss)	$ 1,083,000,000	$ 907,000,000	$ 1,368,000,000
Company Selected Measure Amount	6.10	5.99	5.61
PEO Name	Gerardo Norcia
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return vs Peer Group (percentile)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash from Operations
PEO [Member] | Deduction for change in actuarial present value of accumulated benetit under defined benefit and actuarial pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (37,810)	$ (1,073,599)	$ (892,005)
PEO [Member] | Addition for aggregate of FY service cost under defined benefit and actuarial service plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	381,539	331,385	269,273
PEO [Member] | Deduction of amounts reported under "Stock Awards" in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,013,377)	(6,524,979)	(5,614,868)
PEO [Member] | Addition of fair value at FY end of all awards granted during FY that are outstanding and unvested at FY end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,609,697	11,738,385	6,341,699
PEO [Member] | Addition of change in fair value at FY end (from the end of the prior FY) of any award granted in a prior FY that are outstanding and unvested at FY end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,424,801	2,421,441	1,601,297
PEO [Member] | Addition of change in fair value at vesting date of awards granted in any prior FY for which vesting conditions were satisfied during covered FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,128	(10,682)	84,625
PEO [Member] | Addition of dollar value of any dividends or other earnings paid on stock awards in the covered FY prior to vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	190,149	159,392	128,108
Non-PEO NEO [Member] | Deduction for change in actuarial present value of accumulated benetit under defined benefit and actuarial pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(81,237)	(686,317)	(1,410,659)
Non-PEO NEO [Member] | Addition for aggregate of FY service cost under defined benefit and actuarial service plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	177,644	242,483	339,090
Non-PEO NEO [Member] | Deduction of amounts reported under "Stock Awards" in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,451,777)	(1,373,076)	(1,506,869)
Non-PEO NEO [Member] | Addition of fair value at FY end of all awards granted during FY that are outstanding and unvested at FY end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,632,365	2,495,901	1,606,841
Non-PEO NEO [Member] | Addition of change in fair value at FY end (from the end of the prior FY) of any award granted in a prior FY that are outstanding and unvested at FY end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	386,428	640,575	1,158,989
Non-PEO NEO [Member] | Addition of change in fair value at vesting date of awards granted in any prior FY for which vesting conditions were satisfied during covered FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,126	(3,773)	113,301
Non-PEO NEO [Member] | Addition of dollar value of any dividends or other earnings paid on stock awards in the covered FY prior to vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 31,666	$ 37,484	$ 80,235